As filed with the Securities and Exchange Commission on December 20, 2021

Securities Act File No. 333-200831

Investment Company Act File No. 811-10145

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

(CHECK APPROPRIATE BOX OR BOXES)

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 59	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 86	☒

BAILLIE GIFFORD FUNDS

(Exact name of Registrant as Specified in Charter)

Calton Square

1 Greenside Row

Edinburgh, Scotland, UK EH1 3AN

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (011-44-131-275-2000)

Gareth Griffiths

Calton Square

1 Greenside Row

Edinburgh, Scotland

United Kingdom EH1 3AN

(Name and Address of Agent for Service)

COPY TO:

George Raine, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)

☒	On December 23, 2021 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On [date] pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:

This Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until December 23, 2021, the effectiveness of Post-Effective Amendment No. 58 to the Registration Statement as it relates to Baillie Gifford Emerging Markets ex China Fund and Baillie Gifford Health Innovation Equities Fund which was filed pursuant to Rule 485(a) under the Securities Act on October 7, 2021 (the “Amendment”).

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for the effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b)(1)(iii) under the 1933 Act, as amended, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Edinburgh, Scotland on the 20th day of December, 2021.

BAILLIE GIFFORD FUNDS

By:	/s/ Gareth Griffiths
Name:	Gareth Griffiths
Title:	Secretary and Chief Legal Officer

Pursuant to the requirements of the 1933 Act, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Howard W. Chin* Howard W. Chin	Trustee	December 20, 2021
/s/ Pamela M. J. Cox*	Trustee	December 20, 2021
Pamela M. J. Cox
/s/ Robert E. Rigsby* Robert E. Rigsby	Trustee	December 20, 2021

/s/ Donald P. Sullivan Jr.* Donald P. Sullivan Jr.	Trustee	December 20, 2021

/s/ David W. Salter* David W. Salter	Trustee & President (Principal Executive Officer)	December 20, 2021

/s/ Lindsay Cockburn* Lindsay Cockburn	Treasurer (Principal Financial and Accounting Officer)	December 20, 2021

*By:	/s/ Gareth Griffiths
Gareth Griffiths**
Date:	December 20, 2021

**	Attorney-in-Fact pursuant to a Power of Attorney executed on March 15, 2018 and filed as an exhibit to Post-Effective Amendment No. 19 to the registration statement of the Trust on Form N-1A filed on April 30, 2018, a Power of Attorney executed on March 12, 2020 and filed as an exhibit to Post-Effective Amendment No. 49 to the registration statement of the Trust on Form N-1A filed on April 27, 2020, and a Power of Attorney executed on August 27, 2020 and filed as an exhibit to Post-Effective Amendment No. 51 to the registration statement of the Trust on Form N-1A filed on August 27, 2020.